Annual Fund Operating Expenses	12 Months Ended
Dec. 31, 2012
Money Market Portfolio - Investor Shares | Money Market Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.16% [1]
Balanced Portfolio - Investor Shares | Balanced Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.24%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.26%
Equity Index Portfolio - Investor Shares | Equity Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.17%
Equity Income Portfolio - Investor Shares | Equity Income Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.33%
Growth Portfolio - Investor Shares | Growth Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.41%
International Portfolio - Investor Shares | International Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.44%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.49%
Small Company Growth Portfolio - Investor Shares | Small Company Growth Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.34%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.40%
Total Bond Market Index Portfolio - Investor Shares | Total Bond Market Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%
High Yield Bond Portfolio - Investor Shares | High Yield Bond Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.29%
Short-Term Investment-Grade Portfolio - Investor Shares | Short-Term Investment-Grade Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%
Capital Growth Portfolio - Investor Shares | Capital Growth Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.41%
Diversified Value Portfolio - Investor Shares | Diversified Value Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.33%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.35%
Total Stock Market Index Portfolio - Investor Shares | Total Stock Market Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	0.18%
Mid-Cap Index Portfolio - Investor Shares | Mid-Cap Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.26%
REIT Index Portfolio - Investor Shares | REIT Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.28%
Conservative Allocation Portfolio - Investor Shares | Conservative Allocation Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses	0.20%
Moderate Allocation Portfolio - Investor Shares | Moderate Allocation Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses	0.20%

[1]	Vanguard and the Portfolio's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Portfolio's daily yield so as to maintain a zero or positive yield for the Portfolio. Vanguard and the Portfolio's Board may terminate the temporary expense limitation at any time.